PREPAYMENTS (Tables)	6 Months Ended
Mar. 31, 2026
Schedule Of Prepayments
SCHEDULE OF PREPAYMENTS

Prepayments consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)	(Audited)
Prepaid expenses(1)	$1,880,833	$3,678,951
Total	$1,880,833	$3,678,951

(1)	The balance represents the prepaid expenses to various suppliers, including but not limited to prepaid system development fee, prepaid data collection expense, prepaid marketing expense and other miscellaneous expenses.